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ANNUAL REPORT
TO CONTRACT OWNERS
DECEMBER 31, 2000






                                        RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS


DECEMBER 31, 2000


----------------------------------------------------------------------------------------------------------------------------------
RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT                                                                                        Page
Statement of Assets and Liabilities as of December 31, 2000...................................................................   1
Statement of Assets and Liabilities - Unit Progression as of December 31, 2000................................................   2
Statements of Operations and Statements of Changes in Net Assets for the Year Ended December 31, 2000.........................   4
Statements of Operations and Statements of Changes in Net Assets for the Year Ended December 31, 1999.........................   6
Notes to Financial Statements.................................................................................................   8
Report of Independent Accountants.............................................................................................  12


RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES


DECEMBER 31, 2000




                                                                                              SHARES          COST         VALUE
                                                                                           ---------------------------------------
Assets:
Investments in Rydex Variable Trust portfolio  shares,  at net asset value (Note
2):
     U.S. Government Money Market Fund ................................................    39,368,779.6  $39,368,780 $  39,368,780
     Nova Fund.........................................................................     2,926,784.1   42,101,032    40,653,030
     OTC Fund..........................................................................     2,175,520.5   63,493,239    49,667,133
     Precious Metals Fund..............................................................       394,509.3    1,649,133     1,700,335
     Ursa Fund.........................................................................     1,049,298.4    6,372,328     6,390,227
     U.S. Government Bond Fund.........................................................       383,502.5    4,394,497     4,525,330
----------------------------------------------------------------------------------------------------------------------------------
       Total assets...................................................................................................$142,304,835

Liabilities:
   Amounts due to Conseco Variable Insurance Company ..................................................................    182,943
----------------------------------------------------------------------------------------------------------------------------------
     Net assets ....................................................................................................  $142,121,892
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        TOTAL VALUE
                                                                                               UNITS       UNIT VALUE    OF UNITS
                                                                                           ----------------------------------------
Net assets attributable to: Contract owners' deferred annuity reserves:
     U.S. Government Money Market Fund ................................................     3,507,787.4  $11.209128    $ 39,319,237
     Nova Fund.........................................................................     2,682,457.6   15.135520      40,600,391
     OTC Fund..........................................................................     2,099,317.1   23.626556      49,599,634
     Precious Metals Fund..............................................................       393,761.8    4.313125       1,698,344
     Ursa Fund.........................................................................     1,059,771.0    6.024182       6,384,252
     U.S. Government Bond Fund.........................................................       365,244.2   12.375376       4,520,034
-----------------------------------------------------------------------------------------------------------------------------------
       Net assets attributable to contract owners' deferred annuity reserves........................................   $142,121,892
-----------------------------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of these financial statements

RYDEX ADVISOR  VARIABLE  ANNUITY  ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

UNIT PROGRESSION

FOR THE YEAR ENDED DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------------------------
                                                        U.S. GOVERNMENT
                                                            MONEY                                              PRECIOUS
                                              JUNO          MARKET              NOVA             OTC            METALS
----------------------------------------- ------------  ----------------  ----------------  -------------  -----------------
Number of units, beginning of year           32,805.3       9,198,111.1       1,500,001.0     1,179,067.2    1,261,461.3
Units purchased ..................        2,293,005.6     121,293,311.2      49,004,660.4    18,209,334.2   11,316,508.7
Units redeemed ...................       (2,325,810.9)   (126,983,634.9)    (47,822,203.8)  (17,289,084.3) (12,184,208.2)
---------------------------------------------------------------------------------------------------------------------------
 Number of units, end of year .....               0.0       3,507,787.4       2,682,457.6     2,099,317.1      393,761.8
---------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------
                        U.S.
                     GOVERNMENT       COMBINED
        URSA            BOND            TOTAL
----------------  ---------------  ------------------
    2,634,307.7       108,631.5    15,914,385.1
   80,323,595.8     1,722,647.7   284,163,063.6
  (81,898,132.5)   (1,466,035.0) (289,969,109.6)
-----------------------------------------------------
    1,059,771.0       365,244.2    10,108,339.1
-----------------------------------------------------


RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
STATEMENTS OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 2000

----------------------------------------------------------------------------------------------------------------------------------

                                                                                           U.S. GOVERNMENT
                                                                             JUNO            MONEY MARKET              NOVA
                                                                       ---------------  --------------------  --------------------
Investment income:
   Dividends from investments in portfolio shares...................      $      --        $  3,047,376         $   2,776,697
----------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fees..................................         10,631             760,227               561,441
   Administrative fees..............................................          1,276              91,227                67,373
----------------------------------------------------------------------------------------------------------------------------------
     Total expenses.................................................         11,907             851,454               628,814
----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .............................        (11,907)          2,195,922             2,147,883
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses)and unrealized appreciation (depreciation) on investments:
   Net realized gains (losses) on sales of investments in portfolio shares (316,589)                --             (9,834,663)
   Net change in unrealized appreciation (depreciation) of investments
     in portfolio shares............................................         (1,310)                --             (2,534,669)
----------------------------------------------------------------------------------------------------------------------------------
       Net gain (loss) on investments in portfolio shares...........       (317,899)                --            (12,369,332)
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations......      $(329,806)       $  2,195,922         $ (10,221,449)
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2000

----------------------------------------------------------------------------------------------------------------------------------

                                                                                           U.S. GOVERNMENT
                                                                             JUNO            MONEY MARKET              NOVA
                                                                       ---------------  --------------------  --------------------
Changes from operations:
   Net investment income (expense)..................................      $  (11,907)      $  2,195,922         $   2,147,883
   Net realized gains (losses) on sales of investments..............        (316,589)                --            (9,834,663)
   Net change in unrealized appreciation (depreciation) of investments        (1,310)                --            (2,534,669)
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations..........        (329,806)         2,195,922           (10,221,449)
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners'  transactions:........................
   Net contract purchase payments...................................             192         25,394,628               202,349
   Contract redemptions.............................................         (13,502)       (34,204,688)           (4,345,013)
   Net transfers (to) from fixed account............................          18,709        (53,435,671)           26,072,951
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract owners'
      transactions..................................................           5,399        (62,245,731)           21,930,287
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets........................        (324,407)       (60,049,809)           11,708,838
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year.......................................         324,407         99,369,046            28,891,553
----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of year....................................      $      --        $ 39,319,237         $  40,600,391
-----------------------------------------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

-----------------------------------------------------------------------------------------------------------------

                                                                           U.S. GOVERNMENT             COMBINED
    OTC                 PRECIOUS METALS                URSA                      BOND                    TOTAL
------------          -------------------      ----------------------     ------------------        -------------
$   2,794,466            $          --            $     506,544            $      73,145            $   9,198,228
--------------------------------------------------------------------------------------------        -------------
      819,065                   35,808                  134,868                   26,705                2,348,745
       98,288                    4,297                   16,184                    3,205                  281,850
--------------------------------------------------------------------------------------------        -------------
      917,353                   40,105                  151,052                   29,910                2,630,595
--------------------------------------------------------------------------------------------        -------------
    1,877,113                  (40,105)                 355,492                   43,235                6,567,633
--------------------------------------------------------------------------------------------        -------------

   (9,107,951)              (1,175,797)               2,508,310                   67,531              (17,859,159)

  (19,827,219)                (125,889)                 394,593                  155,191              (21,939,303)
--------------------------------------------------------------------------------------------        -------------
  (28,935,170)              (1,301,686)               2,902,903                  222,722              (39,798,462)
--------------------------------------------------------------------------------------------        -------------
$ (27,058,057)           $  (1,341,791)           $   3,258,395            $     265,957            $ (33,230,829)
--------------------------------------------------------------------------------------------        -------------



-----------------------------------------------------------------------------------------------------------------

                                                                           U.S. GOVERNMENT             COMBINED
    OTC                 PRECIOUS METALS                URSA                      BOND                    TOTAL
------------          -------------------      ----------------------     ------------------        -------------
$   1,877,113            $     (40,105)           $     355,492            $      43,235            $   6,567,633
   (9,107,951)              (1,175,797)               2,508,310                   67,531              (17,859,159)
  (19,827,219)                (125,889)                 394,593                  155,191              (21,939,303)
--------------------------------------------------------------------------------------------        -------------
  (27,058,057)              (1,341,791)               3,258,395                  265,957              (33,230,829)
--------------------------------------------------------------------------------------------        -------------

      238,938                     (824)                  32,108                       94               25,867,485
   (6,401,858)                (119,483)                (730,425)                 (54,784)             (45,869,753)
   37,114,295               (3,791,532)             (10,043,985)               3,174,616                 (890,617)
--------------------------------------------------------------------------------------------        -------------
   30,951,375               (3,911,839)             (10,742,302)               3,119,926              (20,892,885)
--------------------------------------------------------------------------------------------        -------------
    3,893,318               (5,253,630)              (7,483,907)               3,385,883              (54,123,714)
--------------------------------------------------------------------------------------------        -------------
   45,706,316                6,951,974               13,868,159                1,134,151              196,245,606
--------------------------------------------------------------------------------------------        -------------
$  49,599,634            $   1,698,344            $   6,384,252             $  4,520,034            $ 142,121,892
--------------------------------------------------------------------------------------------        -------------

RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
STATEMENTS OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 1999

----------------------------------------------------------------------------------------------------------------------------------

                                                                                           U.S. GOVERNMENT
                                                                             JUNO            MONEY MARKET              NOVA
                                                                       ---------------  --------------------  --------------------
Investment income:
   Dividends from investments in portfolio shares...................       $ 1,259         $2,473,015              $1,432,826
-----------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fees..................................         4,052            844,997                 403,849
   Administrative fees..............................................           486            101,400                  48,462
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses.................................................         4,538            946,397                 452,311
----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...........................        (3,279)         1,526,618                 980,515
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses)and unrealized appreciation (depreciation) on investments:
     Net realized gains (losses) on sales of investments
       in portfolio shares                                                   52,150               --                4,588,033
     Net change in unrealized appreciation (depreciation) of investments
       in portfolio shares..........................................          1,256               --                 (101,520)
----------------------------------------------------------------------------------------------------------------------------------
         Net gain (loss) on investments in portfolio shares.........         53,406               --                4,486,513
----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets from operations....        $50,127        $1,526,618              $5,467,028
----------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------

STATEMENTS OF CHANGE IN NET ASSETS


FOR THE YEAR ENDED DECEMBER 31, 1999

----------------------------------------------------------------------------------------------------------------------------------

                                                                                           U.S. GOVERNMENT
                                                                             JUNO            MONEY MARKET              NOVA
                                                                       ---------------  --------------------  --------------------
Changes from operations:
   Net investment income (expense) .................................      $  (3,279)       $ 1,526,618           $    980,515
   Net realized gains (losses) on sales of investments..............         52,150                 --              4,588,033
   Net change in unrealized appreciation (depreciation) of investments        1,256                 --               (101,520)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations..........         50,127          1,526,618              5,467,028
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments...................................        (21,262)        85,873,912                296,134
   Contract redemptions.............................................        (12,498)       (11,608,174)            (5,296,942)
   Net transfers (to) from fixed account............................        239,455        (17,338,357)              (815,374)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions................................        205,695         56,927,381             (5,816,182)
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets......................        255,822         58,453,999               (349,154)
Net assets, beginning of year.......................................         68,585         40,915,047             29,240,707
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of year....................................       $324,407        $99,369,046           $ 28,891,553
-----------------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

-----------------------------------------------------------------------------------------------------------------

                                                                           U.S. GOVERNMENT             COMBINED
    OTC                 PRECIOUS METALS                URSA                      BOND                    TOTAL
------------          -------------------      ----------------------     ------------------        -------------

$    861,450            $     119,893            $       4,809            $      99,546            $   4,992,798
--------------------------------------------------------------------------------------------       -------------

     365,599                   26,638                  157,352                   34,166                1,836,653
      43,872                    3,197                   18,882                    4,100                  220,399
--------------------------------------------------------------------------------------------       -------------
     409,471                   29,835                  176,234                   38,266                2,057,052
--------------------------------------------------------------------------------------------       -------------
     451,979                   90,058                 (171,425)                  61,280                2,935,746
--------------------------------------------------------------------------------------------       -------------

  15,895,402                 (475,456)              (1,852,494)                (891,286)              17,316,349

   4,633,471                  165,850                 (387,125)                  20,040                4,331,972
--------------------------------------------------------------------------------------------       -------------
  20,528,873                 (309,606)              (2,239,619)                (871,246)              21,648,321
--------------------------------------------------------------------------------------------       -------------
$ 20,980,852            $    (219,548)           $  (2,411,044)           $    (809,966)           $  24,584,067
--------------------------------------------------------------------------------------------       -------------



-----------------------------------------------------------------------------------------------------------------

                                                                           U.S. GOVERNMENT             COMBINED
    OTC                 PRECIOUS METALS                URSA                      BOND                    TOTAL
------------          -------------------      ----------------------     ------------------        -------------
$    451,979            $      90,058            $    (171,425)           $      61,280            $   2,935,746
  15,895,402                 (475,456)              (1,852,494)                (891,286)              17,316,349
   4,633,471                  165,850                 (387,125)                  20,040                4,331,972
--------------------------------------------------------------------------------------------       -------------
  20,980,852                 (219,548)              (2,411,044)                (809,966)              24,584,067
--------------------------------------------------------------------------------------------       -------------

     161,658                   16,130                   52,449                      (69)              86,378,952
  (1,441,469)                 (84,954)              (1,041,446)                (250,760)             (19,736,243)
   3,995,020                4,547,102               11,762,414               (2,773,324)                (383,064)
--------------------------------------------------------------------------------------------       -------------
   2,715,209                4,478,278               10,773,417               (3,024,153)              66,259,645
--------------------------------------------------------------------------------------------       -------------
  23,696,061                4,258,730                8,362,373               (3,834,119)              90,843,712
  22,010,255                2,693,244                5,505,786                4,968,270              105,401,894
--------------------------------------------------------------------------------------------       -------------
$ 45,706,316            $   6,951,974            $  13,868,159            $   1,134,151            $ 196,245,606
--------------------------------------------------------------------------------------------       -------------


RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2000 AND 1999

-------------------------------------------------------------------------------
(1) GENERAL

     Rydex Advisor Variable Annuity Account (the "Account") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on April 15, 1996, as a segregated investment account for individual variable annuity contracts issued by Conseco Variable Insurance Company (the "Company") and commenced operations on May 7, 1997. The Account was originally registered as a diversified, open-ended investment company. On November 2, 1998, the Account was reorganized as a unit investment trust pursuant to an Agreement and Plan of Reorganization approved by the contract owners of the Account on October 26, 1998 (the "Reorganization"). On November 2, 1998, the Account transferred its assets into the corresponding portfolios of the Rydex Variable Trust in exchange for shares of the portfolios. The respective interests of the contract owners in the Account immediately after the Reorganization were equal to their interests in the Juno, U.S. Government Money Market, Nova, OTC, Precious Metals, Ursa and the U.S. Government Bond subaccounts immediately before the Reorganization. The Juno subaccount was discontinued on May 1, 2000.

     The operations of the Account are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

     Since November 2, 1998, the Account invests solely in the Rydex Variable Trust (the "Trust"). The Trust currently consists of six funds: U.S. Government Money Market, Nova, OTC, Precious Metals, Ursa and U.S. Government Bond. The Trust is managed by PADCO Advisors II, Inc. ("PADCO").

     The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES INVESTMENT VALUATION, TRANSACTIONS, AND INCOME

     Investments in portfolio shares are valued using the net asset value of the respective funds of the Trust at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. Prior to November 2, 1998, interest income was accrued on a daily basis. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. The Account does not hold any investments which are restricted as to resale.

     Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Account as of the beginning of the valuation date.

FEDERAL INCOME TAXES

     No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in the Account and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

     Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

(3) PURCHASES AND SALES OF INVESTMENTS IN SECURITIES AND INVESTMENTS IN PORTFOLIO SHARES

     The aggregate cost of purchases of investments in portfolio shares was $2,165,850,978 and $1,908,414,033 for the years ended December 31, 2000 and
1999, respectively. The aggregate proceeds from sales of investments in portfolio shares were $2,180,225,148 and $1,839,092,968 for the years ended December 31, 2000 and 1999, respectively.

(4) DEDUCTIONS AND EXPENSES

     The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

     The expense risk assumed by the Company is the risk that the deductions for contract administrative charges and transfer processing fees may prove insufficient to cover the actual administrative and transfer processing expenses. The Company deducts daily from the Account a fee, which is equivalent on an annual basis to 1.25 percent of the daily value of the total investments of the Account, for assuming the mortality and expense risks. These fees were $2,348,745 and $1,836,653 for the years ended December 31, 2000 and 1999, respectively.

     The Company provides sales and administrative services to the Account. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 7.00 percent based upon the number of years the contract has been held. These total fees for the Account were $1,437,007 and $690,992 for the years ended December 31, 2000 and 1999, respectively. The Company also deducts daily from the Account a fee which is equivalent on an annual basis to 0.15 percent of the daily value of the total investments of the Account for administrative expenses. These fees were $281,850 and $220,399 for the years ended December 31, 2000 and 1999, respectively.

RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS - CONTINUED


DECEMBER 31, 2000 AND 1999

--------------------------------------------------------------------------------

(5) OTHER TRANSACTIONS WITH AFFILIATES


     Conseco Equity Sales, Inc., a wholly owned subsidiary of Conseco, Inc., acts as principal underwriter for the Account.

(6) NET ASSETS

     Detail for net assets begins on the following page.

RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT


(6) NET ASSETS


AS OF DECEMBER 31, 2000
-------------------------------------------------------------------------------

                                                                 U.S. GOVERNMENT
                                                                      MONEY                                          PRECIOUS
                                                                      MARKET           NOVA             OTC           METALS
                                                                  --------------    ------------   -------------  -------------
Proceeds from sale of units less proceeds of units redeemed since
 inception.....................................................      $34,729,491    $41,596,952    $   47,808,607  $ 3,964,773
Undistributed net investment income............................        4,589,746      3,108,772         1,958,580       20,164
Undistributed net realized gain (loss) on sales of investments.               --     (2,657,331)       13,658,550   (2,337,795)
Net unrealized appreciation (depreciation) of investments......               --     (1,448,002)      (13,826,103)      51,202
-------------------------------------------------------------------------------------------------------------------------------
      Net assets...............................................      $39,319,237    $40,600,391    $  49,599,634   $ 1,698,344
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                       U.S.
                   GOVERNMENT          COMBINED
    URSA              BOND               TOTAL
---------------   --------------   ----------------
$   7,496,232     $   5,061,179     $ 140,657,234
      212,750           138,735        10,028,747
   (1,342,629)         (810,713)        6,510,082
       17,899           130,833       (15,074,171)
--------------------------------------------------
$   6,384,252     $   4,520,034     $ 142,121,892
-------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

-------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS OF CONSECO VARIABLE
INSURANCE COMPANY AND CONTRACT OWNERS OF
RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT


   In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Rydex Advisor Variable Annuity Account (the "Account") at December 31, 2000, the results of its operations and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 2000 by correspondence with the fund, provide a reasonable basis for our opinion.




/s/ Pricewaterhouse Coopers LLP
-------------------------------

Indianapolis, Indiana
February 9, 2001

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RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
SPONSOR

Conseco Variable Insurance Company - Carmel, Indiana.

DISTRIBUTOR

Conseco Equity Sales, Inc.- Carmel, Indiana.

INDEPENDENT PUBLIC ACCOUNTANTS

PricewaterhouseCoopers LLP - Indianapolis, Indiana.

-------------------------------------------------------------------------------


  RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT IS ISSUED BY CONSECO VARIABLE INSURANCE COMPANY. THE PRODUCT IS UNDERWRITTEN, AND THE SECURITIES WITHIN ARE OFFERED, BY
      CONSECO EQUITY SALES, INC., A BROKER-DEALER FOR CONSECO VARIABLE INSURANCE COMPANY. BOTH COMPANIES ARE SUBSIDIARIES OF CONSECO, INC., A FINANCIAL SERVICES
       ORGANIZATION HEADQUARTERED IN CARMEL, INDIANA. CONSECO, INC., THROUGH ITS SUBSIDIARY COMPANIES, IS ONE OF MIDDLE AMERICA'S LEADING SOURCES FOR INSURANCE,
      INVESTMENT AND LENDING PRODUCTS, HELPING 13 MILLION CUSTOMERS STEP UP TO A
                                                     BETTER, MORE SECURE FUTURE.

                            CONSECO EQUITY SALES, INC., IS A MEMBER OF THE NASD.

                                             CONSECO VARIABLE INSURANCE COMPANY
                                                11815 North Pennsylvania Street
                                                          Carmel, Indiana 46032


                                                             CV-211 (2/01) 05961
                                     (C) 2001 Conseco Variable Insurance Company



                                                                 www.conseco.com



INSURANCE INVESTMENTS LENDING
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